Schedule of Investments (unaudited)
June 30, 2024
 ClearBridge Small Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.1%
Communication Services — 4.6%
Diversified Telecommunication Services — 1.1%
Anterix Inc.	30,000	$1,187,700 *
Entertainment — 0.9%
Vivid Seats Inc., Class A Shares	179,000	1,029,250 *
Media — 2.6%
Criteo SA, ADR	23,700	893,964 *
Gambling.com Group Ltd.	150,700	1,238,754 *
Gray Television Inc.	125,450	652,340
Total Media		2,785,058

Total Communication Services		5,002,008
Consumer Discretionary — 11.4%
Automobile Components — 1.0%
Visteon Corp.	10,500	1,120,350 *
Hotels, Restaurants & Leisure — 2.5%
Bloomin’ Brands Inc.	45,100	867,273
Everi Holdings Inc.	225,300	1,892,520 *
Total Hotels, Restaurants & Leisure		2,759,793
Household Durables — 2.8%
Century Communities Inc.	19,220	1,569,505
Meritage Homes Corp.	8,900	1,440,465
Total Household Durables		3,009,970
Specialty Retail — 4.0%
Academy Sports & Outdoors Inc.	16,300	867,975
Group 1 Automotive Inc.	4,000	1,189,120
Murphy USA Inc.	4,840	2,272,187
Total Specialty Retail		4,329,282
Textiles, Apparel & Luxury Goods — 1.1%
Oxford Industries Inc.	11,700	1,171,755

Total Consumer Discretionary		12,391,150
Consumer Staples — 0.9%
Food Products — 0.9%
Utz Brands Inc.	58,500	973,440

Energy — 10.5%
Energy Equipment & Services — 3.5%
Atlas Energy Solutions Inc.	55,700	1,110,101
Helmerich & Payne Inc.	33,970	1,227,676
Valaris Ltd.	19,800	1,475,100 *
Total Energy Equipment & Services		3,812,877
Oil, Gas & Consumable Fuels — 7.0%
CNX Resources Corp.	64,160	1,559,088 *
Green Plains Inc.	47,500	753,350 *
HF Sinclair Corp.	28,800	1,536,192
See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 ClearBridge Small Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Magnolia Oil & Gas Corp., Class A Shares	79,700	$2,019,598
Matador Resources Co.	30,740	1,832,104
Total Oil, Gas & Consumable Fuels		7,700,332

Total Energy		11,513,209
Financials — 25.6%
Banks — 16.0%
Bank OZK	48,930	2,006,130
Cadence Bank	52,150	1,474,802
First Horizon Corp.	89,800	1,416,146
Home BancShares Inc.	78,100	1,871,276
Independent Bank Corp.	25,400	1,288,288
National Bank Holdings Corp., Class A Shares	45,700	1,784,585
S&T Bancorp Inc.	42,100	1,405,719
TriCo Bancshares	33,960	1,343,797
WaFd Inc.	54,110	1,546,464
Western Alliance Bancorp	22,312	1,401,640
Wintrust Financial Corp.	20,000	1,971,200
Total Banks		17,510,047
Consumer Finance — 3.6%
Encore Capital Group Inc.	32,990	1,376,673 *
OneMain Holdings Inc.	28,000	1,357,720
PROG Holdings Inc.	35,280	1,223,510
Total Consumer Finance		3,957,903
Financial Services — 3.2%
Essent Group Ltd.	29,700	1,668,843
Euronet Worldwide Inc.	17,100	1,769,850 *
Total Financial Services		3,438,693
Insurance — 1.6%
Abacus Life Inc.	43,000	371,950 *
Assured Guaranty Ltd.	17,810	1,374,041
Total Insurance		1,745,991
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Redwood Trust Inc.	208,200	1,351,218

Total Financials		28,003,852
Health Care — 6.4%
Biotechnology — 0.5%
Scholar Rock Holding Corp.	59,900	498,967 *
Health Care Equipment & Supplies — 1.4%
Lantheus Holdings Inc.	18,500	1,485,365 *
Health Care Providers & Services — 1.8%
Acadia Healthcare Co. Inc.	18,500	1,249,490 *
AMN Healthcare Services Inc.	14,900	763,327 *
Total Health Care Providers & Services		2,012,817
See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2024 Quarterly Report

 ClearBridge Small Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — 2.7%
Corcept Therapeutics Inc.	46,100	$1,497,789 *
Prestige Consumer Healthcare Inc.	21,700	1,494,045 *
Total Pharmaceuticals		2,991,834

Total Health Care		6,988,983
Industrials — 15.2%
Building Products — 2.3%
Janus International Group Inc.	110,900	1,400,667 *
Tecnoglass Inc.	22,900	1,149,122
Total Building Products		2,549,789
Construction & Engineering — 1.3%
Primoris Services Corp.	29,230	1,458,285
Electrical Equipment — 1.1%
EnerSys	11,850	1,226,712
Ground Transportation — 1.2%
Marten Transport Ltd.	70,265	1,296,389
Machinery — 4.1%
Hillman Solutions Corp.	200,980	1,778,673 *
Terex Corp.	29,000	1,590,360
Wabash National Corp.	52,130	1,138,519
Total Machinery		4,507,552
Passenger Airlines — 2.1%
Allegiant Travel Co.	16,000	803,680
SkyWest Inc.	17,500	1,436,225 *
Total Passenger Airlines		2,239,905
Professional Services — 1.2%
Korn Ferry	18,800	1,262,232
Trading Companies & Distributors — 1.9%
Custom Truck One Source Inc.	191,030	830,980 *
Rush Enterprises Inc., Class A Shares	30,457	1,275,235
Total Trading Companies & Distributors		2,106,215

Total Industrials		16,647,079
Information Technology — 4.7%
Electronic Equipment, Instruments & Components — 1.3%
Itron Inc.	14,200	1,405,232 *
Semiconductors & Semiconductor Equipment — 2.5%
Photronics Inc.	47,300	1,166,891 *
SMART Global Holdings Inc.	67,080	1,534,119 *
Total Semiconductors & Semiconductor Equipment		2,701,010
Software — 0.9%
CommVault Systems Inc.	8,210	998,090 *

Total Information Technology		5,104,332
Materials — 5.3%
Chemicals — 1.7%
Olin Corp.	38,550	1,817,633
Construction Materials — 1.5%
Eagle Materials Inc.	7,600	1,652,696
See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 ClearBridge Small Cap Value Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Metals & Mining — 2.1%
	Commercial Metals Co.	27,580	$1,516,624
	MP Materials Corp.	65,600	835,088 *
	Total Metals & Mining		2,351,712

Total Materials			5,822,041
Real Estate — 10.5%
Diversified REITs — 1.2%
	Alexander & Baldwin Inc.	75,700	1,283,872
Health Care REITs — 1.7%
	National Health Investors Inc.	27,610	1,870,025
Hotel & Resort REITs — 1.5%
	RLJ Lodging Trust	167,150	1,609,655
Industrial REITs — 1.4%
	LXP Industrial Trust	162,400	1,481,088
Office REITs — 1.4%
	COPT Defense Properties	63,100	1,579,393
Retail REITs — 2.1%
	Kite Realty Group Trust	103,910	2,325,506
Specialized REITs — 1.2%
	PotlatchDeltic Corp.	32,800	1,291,992

Total Real Estate			11,441,531
Utilities — 4.0%
Electric Utilities — 1.3%
	Portland General Electric Co.	33,580	1,451,999
Gas Utilities — 1.2%
	ONE Gas Inc.	21,100	1,347,235
Multi-Utilities — 1.5%
	Northwestern Energy Group Inc.	31,400	1,572,511

Total Utilities			4,371,745
Total Investments before Short-Term Investments (Cost — $89,382,755)			108,259,370
	Rate
Short-Term Investments — 1.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.145%	588,479	588,479 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.235%	588,479	588,479 (a)(b)

Total Short-Term Investments (Cost — $1,176,958)			1,176,958
Total Investments — 100.2% (Cost — $90,559,713)			109,436,328
Liabilities in Excess of Other Assets — (0.2)%			(171,071)
Total Net Assets — 100.0%			$109,265,257

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2024, the total market value of investments in Affiliated Companies was $588,479 and the cost was $588,479 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2024 Quarterly Report

 ClearBridge Small Cap Value Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Small Cap Value Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$108,259,370	—	—	$108,259,370
Short-Term Investments†	1,176,958	—	—	1,176,958
Total Investments	$109,436,328	—	—	$109,436,328

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2024. The following transactions were effected in such company for the period ended June 30, 2024.

	Affiliate Value at September 30, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$572,380	$7,200,565	7,200,565	$7,184,466	7,184,466

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$23,638	—	$588,479

ClearBridge Small Cap Value Fund 2024 Quarterly Report